Subsequent Event - Additional Information (Detail)		9 Months Ended	12 Months Ended
	Feb. 22, 2019 shares	Sep. 30, 2019 shares	Dec. 31, 2018 shares
Subsequent Event [Line Items]
Stockholders' equity, reverse stock split		The Company's common stock and convertible preferred stock on a 12.2-for-one basis (the "Reverse Stock Split")
Stock split, conversion ratio		12.2
Subsequent Event
Subsequent Event [Line Items]
Stockholders' equity, reverse stock split	The Company's common stock and convertible preferred stock on a 12.2-for-one basis (the "Reverse Stock Split")
Stock split, conversion ratio	12.2
Common Stock
Subsequent Event [Line Items]
Fractional shares issued in reverse stock split		45	45
Common Stock | Subsequent Event
Subsequent Event [Line Items]
Fractional shares issued in reverse stock split	45
Preferred Stock
Subsequent Event [Line Items]
Fractional shares issued in reverse stock split			69
Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Fractional shares issued in reverse stock split	69